Other Expenses, Net - Disclosure of Other Operating Income Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Operating Income Expense Net [Line Items]
Corporate projects	$ (85.9)	$ (78.2)	$ (59.4)
Expenses system project	(20.2)	(1.4)	(10.8)
Taxes on other sales	(19.5)	(15.5)	(23.7)
Aircraft maintenance and flights costs - fleet	(7.8)	(5.6)	(7.8)
Flight safety standards	(5.9)	(3.6)	(3.1)
Training and development	(3.8)	(2.0)	(1.5)
Residual value of fixed assets disposed	(1.8)	(12.8)	(10.5)
Product modifications	(2.4)	(2.3)	(2.7)
Environmental provision	(1.3)	(0.5)	0.0
Warrants -EVEX	0.0	(158.2)	0.0
Listing expenses - EVEX	0.0	(135.7)	0.0
Restructuring expenses	0.0	(36.9)	(31.8)
Transaction costs - EVEX	0.0	(11.5)	0.0
Impairment of assets	0.0	0.0	11.2
Fair value changes - Republic Airways shares	4.3	1.7	39.1
Reversal (Provision) for contingencies	2.5	(7.4)	22.1
Contractual fines revenue	8.2	17.8	6.1
Other sales	9.1	12.8	7.3
Defense billing tax	14.9	0.0	0.0
Royalties	19.1	10.4	16.5
Recovery of expenses	18.8	0.0	0.0
Tax credits	29.9	1.0	0.0
Sale of interest in subsidiary	36.6	(5.6)	0.0
Others	(0.4)	(11.0)	(0.8)
Other operating income (expense)	$ (5.6)	$ (444.5)	$ (49.8)